Segment information (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Disclosure of operating segments [text block]

	03/31/2025
	Pulp	Paper	Total
Net sales	8,611,543	2,941,378	11,552,921
Domestic market (Brazil)	457,416	1,691,196	2,148,612
Foreign market	8,154,127	1,250,182	9,404,309
Cost of sales	(5,696,157)	(2,033,010)	(7,729,167)

Adjusted EBITDA	4,254,146	611,628	4,865,774
Adjustments to EBITDA (*)			(109,317)
Depreciation, depletion and amortization			(2,497,422)
Financial result			7,696,213
Net income before taxes			9,955,248

	03/31/2024
	Pulp	Paper	Total
Net sales	7,359,846	2,098,756	9,458,602
Domestic market (Brazil)	486,168	1,572,490	2,058,658
Foreign market	6,873,678	526,266	7,399,944
Cost of sales	(4,374,903)	(1,324,967)	(5,699,870)

Adjusted EBITDA	3,902,250	655,656	4,557,906
Adjustments to EBITDA (*)			(23,656)
Depreciation, depletion and amortization			(1,982,024)
Financial result			(3,040,048)
Net before taxes			(487,822)

	03/31/2025	03/31/2024
(*) Adjustments to EBITDA
Fair Value Update - Biological Asset		—
Income from disposal and write-off of property, plant and equipment and biological assets	(46,306)	(36,312)
Provision/(reversals) for losses on ICMS credits	(45,765)	23,763
Others (1)	(17,246)	(11,107)
	(109,317)	(23,656)

(1) It includes items with specific, non-cash and exceptional adjustments, such as: i) equity equivalence, ii) extinction of the packaging business line, iii) effective loss of the development contract advance program, iv) accruals for losses on ICMS credits, and v) income from disposal and write-off of property, plant and equipment and biological assets.

Disclosure of products and services [text block]

	03/31/2025	03/31/2024
Products
Market pulp (1)	8,611,543	7,359,846
Printing and writing paper (2)	1,879,301	1,780,944
Paperboard	1,051,768	298,190
Other	10,309	19,622
	11,552,921	9,458,602
(1)Net sales of fluff pulp represent 0.6% of total net sales, and therefore were included in market pulp net sales. (0.7% as at March 31, 2024).
(2)Net sales of tissue represent 6.0% of total net sales, and therefore were included in printing and writing paper net sales. (6.7% as at March 31, 2024).

Disclosure of Allocation of Goodwill Based on Expected Future Profitability to Segments

	03/31/2025	12/31/2024
Pulp	7,897,051	7,897,051
Paper	290,191	290,191
	8,187,242	8,187,242